Deferred charges, net (Details) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Deferred charges, net [Abstract]
Net unamortized deferred dry-dock charges	$ 41,802		$ 341,070
Amortization of deferred dry-dock costs	$ 299,268	$ 306,972